Associated entities and consolidated subsidiaries - Associated entities - Reconciliation (Details) - MXN ($) $ in Millions			12 Months Ended
	Jun. 01, 2022	Jun. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 03, 2021	Dec. 03, 2020
Associated entities
Profit for the year			$ 24,108	$ 20,801	$ 18,974
Carrying amount				$ 1,380
Santander Merchant Platform Solutions Mexico, S.A. de C.V.
Associated entities
Bank's share in associated entity (percentage)				49.00%
Bank's share in associated entity				$ 1,508
Goodwill				669
Sale of merchant contracts			(784)	(784)
Other adjustments				(13)
Carrying amount				1,380
Sale price of acquisition contracts						$ 1,600	$ 1,600
Gain (loss) in acquisition contracts	$ 816	$ 816
Sale of merchant business			583
Notes receivable			$ 1,017
Santander Merchant Platform Solutions Mexico, S.A. de C.V.
Associated entities
Net assets on investment date				2,584
Profit for the year				493
Closing net assets				$ 3,077